SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after June 30, 2020, the audited balance sheet date, up to October 14, 2020, the date that the audited financial statements were available to be issued. The Company also evaluated subsequent events and transactions that occurred after September 30, 2020, the unaudited balance sheet date, up to November 17, 2020, the date that the unaudited interim financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, other than described in Note 5, that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On May 6, 2021, the Company entered into an Agreement and Plan of Merger with Science 37, Inc., a company focused on providing customers with a platform to access clinical research. Completion of the transaction is subject to approval of the Company's stockholders and the satisfaction or waiver of certain other customary closing conditions.